Issued Capital (Tables)	6 Months Ended
Jun. 30, 2018
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Summary of Capital Issued
(US dollars in thousands)	Note	June 30 2018	December 31 2017
Issued capital
Share capital issued and outstanding: 443,559,922 common shares (December 31, 2017: 442,724,309 common shares)	19.1	$3,489,643	$3,472,029

Summary of Common Shares Issued and Outstanding

A continuity schedule of the Company’s issued and outstanding common shares from January 1, 2017 to June 30, 2018 is presented below:

	Number of Shares	Weighted Average Price
At January 1, 2017	441,456,217
Share purchase options exercised [1]	40,050	Cdn$	25.65
Restricted share units released [1]	20,750		$0.00

At March 31, 2017	441,517,017
Share purchase options exercised [1]	13,000	Cdn$	23.61
Dividend reinvestment plan [2]	475,387	US$	20.46

At June 30, 2017	442,005,404
Restricted share units released [1]	1,225	US$	0.00
Share purchase options exercised [1]	17,550	Cdn$	23.87
Dividend reinvestment plan [2]	700,130	US$	20.27

At December 31, 2017	442,724,309
Restricted share units released [1]	70,175		$0.00

At March 31, 2018	442,794,484
Share purchase options exercised [1]	46,800	Cdn$	24.28
Restricted share units released [1]	185		$0.00
Dividend reinvestment plan [2]	718,453	US$	21.09

At June 30, 2018	443,559,922

1)	The weighted average price of share purchase options exercised and restricted share units released represents the respective exercise price.
2)

The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares. The weighted average price for common shares issued under the DRIP represents the volume weighted average price of the common shares on the five trading days preceding the dividend payment date, less a discount of 3%.

Schedule of Dividends Declared
19.2.	Dividends Declared

	Three Months Ended June 30		Six Months Ended June 30
	2018	2017	2018	2017
Dividends declared per share	$0.09	$0.07	$0.18	$0.14
Average number of shares eligible for dividend	443,197	441,798	442,996	441,658

Total dividends paid	$39,888	$30,926	$79,739	$61,832

Paid as follows:
Cash	$32,475	$26,818	$64,579	$52,101
DRIP [2]	7,413	4,108	15,160	9,731

Total dividends paid	$39,888	$30,926	$79,739	$61,832

Shares issued under the DRIP	347,461	207,405	718,453	475,387

1)	US dollars in thousands, except per share amounts.
2)

The Company has implemented a dividend reinvestment plan (“DRIP”) whereby shareholders can elect to have dividends reinvested directly into additional Wheaton common shares at a discount of 3% of the Average Market Price, as defined in the DRIP.

3)	As at June 30, 2018, cumulative dividends of $838 million have been declared and paid by the Company.